UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21349
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock Limited Duration Income Trust

=================== BlackRock Limited Duration Income Trust ====================

HOUGHTON MIFFLIN HARCOURT COMPANY

Ticker:       HMHC           Security ID:  44157R109
Meeting Date: MAY 19, 2015   Meeting Type: Annual
Record Date:  MAR 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Sheru Chowdhry           For       For          Management
1.2   Elect Director L. Gordon Crovitz        For       For          Management
1.3   Elect Director Lawrence K. Fish         For       Withhold     Management
1.4   Elect Director Jill A. Greenthal        For       For          Management
1.5   Elect Director John F. Killian          For       For          Management
1.6   Elect Director John R. McKernan, Jr.    For       For          Management
1.7   Elect Director Jonathan F. Miller       For       Withhold     Management
1.8   Elect Director E. Rogers Novak, Jr.     For       For          Management
1.9   Elect Director Linda K. Zecher          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
4     Approve Omnibus Stock Plan              For       For          Management
5     Approve Distribution Policy             Against   For          Shareholder
6     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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LYONDELLBASELL INDUSTRIES NV

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 06, 2015   Meeting Type: Annual
Record Date:  APR 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Robin Buchanan Supervisory Board  For       For          Management
1b    Elect Stephen F. Cooper to Supervisory  For       For          Management
      Board
1c    Elect Isabella D. Goren to Supervisory  For       For          Management
      Board
1d    Elect Robert G. Gwin to Supervisory     For       For          Management
      Board
2a    Elect Kevin W. Brown to Management      For       For          Management
      Board
2b    Elect Jeffrey A. Kaplan to Management   For       For          Management
      Board
3     Adopt Financial Statements and          For       For          Management
      Statutory Reports
4     Approve Discharge of Management Board   For       For          Management
5     Approve Discharge of Supervisory Board  For       For          Management
6     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
7     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
8     Approve Dividends of USD 2.80 Per Share For       For          Management
9     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
10    Authorize Board to Issue Shares up to   For       For          Management
      20 Percent of Authorized Capital
11    Authorize Board to Exclude Preemptive   For       For          Management
      Rights from Share Issuances
12    Amend Qualified Employee Stock          For       For          Management
      Purchase Plan
13    Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital

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TITAN EUROPE 2007-1 NHP LTD

Ticker:                      Security ID:  G8910ZAB3
Meeting Date: SEP 10, 2014   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Limited Duration Income Trust

Date:	August 26, 2015